Capital Stock (Tables)	12 Months Ended
Mar. 31, 2025
Equity [Abstract]
Schedule of Ordinary Shares Issuance and Outstanding

Date	Events	Number of shares	Par value	Amount
August 9, 2024	Share issued upon incorporate	1	0.00001	0.00001

August 15, 2024	Share issued to sole shareholder	9,999	0.00001	0.09999
	Share issued and outstanding before reorganization	10,000	0.00001	0.1

September 24, 2024	Share issued to exchange for Winfield	16,090,000	0.00001	160.9

	Share issued and outstanding as of March 31, 2024*	16,100,000	0.00001	161
September 24, 2024	Share issued to four investors	3,900,000	0.00001	39
	Share issued and outstanding as of March 31, 2025	20,000,000	0.00001	200

*	The shares and per share information are presented on a retroactive basis to reflect the Reorganization (see Note 1).